Convertible Note Payable (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 18, 2019
Debt instrument, maturity date		Dec. 31, 2019
Debt instrument maturity date, description			Mature on various dates from January 2, 2020 to October 17, 2020.
Debt instrument, interest rate		6.09%
Shares issued price per share						$ 1.00
Fair value of warrant liability					$ (3,720)
Interest expenses			500,000	500,000	$ 500,000
Convertible note payable, net of debt discounts			916,511
Note Holder [Member]
Beneficial conversion feature			113,526
Warrants [Member]
Fair value of warrant liability			988,874	$ 11,126
Warrants [Member] | Note Holder [Member]
Fair value of warrant liability			11,250
Note [Member]
Proceeds to beneficial conversion feature and detachable warrant			164,651
Unamortized debt discount			123,489
Interest expenses			54,000
Contractual interest obligation			13,000
Amortization of the discounts and debt issuance cost			$ 41,000
Private Placement [Member] | Convertible Promissory Note [Member]
Aggregate principal amount	$ 1,040,000
Debt instrument, maturity date	Sep. 30, 2020
Debt instrument maturity date, description	The Note matures in 12 months from the issue date of the Note.
Debt instrument, interest rate	5.00%
Original issue discount	$ 40,000
Shares issued price per share	$ 1.5
Shares upon conversion	2,820,000
Debt conversion description	On the Maturity Date, the holder of the Note has the right to convert all of the outstanding balance of the Note at a price of no less than $0.5 per share.
Warrants to purchase common stock	160,000
Warrant exercise price	$ 1.50